Convertible Loan - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Apr. 04, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 04, 2019 USD ($) $ / shares
Aggregate principal amount of convertible loan				¥ 13,000,000.0
Convertible loan interest rate per anum			3.70%				3.70%
Additional consideration exchanged in return for two conversion date extensions		¥ 0
Cash received from Convertible loan				1,183,000.0		¥ 1,174,617,000
Alibaba Investment Limited | Convertible Loan Agreement
Aggregate principal amount of convertible loan	¥ 1,147,000,000.0		¥ 1,100,000,000				$ 171.1	$ 171.1
Conversion price per share | $ / shares								$ 60.00
Convertible loan interest rate per anum	3.00%							3.00%
Accrued interest			92,400,000
Cash received from Convertible loan				1,147,000,000.0	$ 171.1
Convertible loan maturity date	Apr. 04, 2022
Debt Instrument Accrued Interest			¥ 35,400,000	¥ 36,800,000		¥ 26,900,000
Alibaba Investment Limited | Convertible Loan Agreement | Class A Ordinary Shares
Number Of Months For Convertible Loan Convertible Into Ordinary Shares	38 months